Lease obligations (Tables)	12 Months Ended
Dec. 31, 2023
Lease expense
	Years ended December 31,
	2023	2022
	US$’000	US$’000

Operating lease cost	76	175
Short-term lease cost	220	121
Total lease cost	296	296

Supplemental information related to operating leases
	Years ended December 31,
	2023	2022
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	285	195
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-
	December 31,
	2023	2022
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	233	219
Current portion of long-term operating lease obligations	170	113
Long-term operating lease obligations, net of current maturities	44	87
	214	200

Weighted average remaining lease term
Operating leases	3 months	20 months

Weighted average discount rate
Operating leases	5.45%	4.44%

Future minimum lease payments required under operating leases
Operating leases
US$’000

Year ending December 31,
2024	174
2025	42
Total lease payments	219
Less: imputed interest	(5)
Total	214

ZHEJIANG TIANLAN
Lease expense
Years ended December 31,
	2023	2022
	RMB’000	RMB’000

Finance lease cost:
Amortization of right-of-use assets	-	-
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	-	-
Total finance lease cost	-	-

Supplemental information related to finance leases
Years ended December 31,
	2023	2022
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from finance leases	-	-
Right-of-use assets obtained in exchange for lease obligations (noncash):
Finance leases	-	-
December 31,
	2023	2022
	RMB’000	RMB’000

Finance leases
Property, plant and equipment, at cost	-	-
Accumulated depreciation and impairment losses	-	-

Property, plant and equipment, net	-	-

Current maturities of long-term debt	-	-
Total finance lease liabilities	-	-

Weighted average remaining lease term
Finance leases	-	-

Weighted average discount rate
Finance leases	-	-